Critical accounting estimates and assumptions (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Critical accounting estimates and assumptions
Cash and cash equivalents	$ 433,048	$ 515,589	$ 514,078	[1]	$ 567,298	$ 508,609	$ 916,488

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.